RELATED PARTIES	12 Months Ended
Dec. 31, 2017
RELATED PARTIES

NOTE 12 —RELATED PARTIES:

The following tables show certain related party transactions between INSW and OSG:

For the year ended December 31,	2017	2016	2015
Corporate overhead allocations from OSG
General and administrative	$-	$21,486	$36,792
Depreciation	-	517	730
Separation and transition costs	-	6,569	-
Reorganization items, net	-	131	5,659
Total corporate overhead allocations from OSG	$-	$28,703	$43,181

Payables to OSG aggregating $367 and $683 as of December 31, 2017 and 2016, respectively, were primarily in relation to the spin-related agreements described below. A full and final payment of all amounts due to OSG under the spin-related agreements was made during the first quarter of 2018.

Transition Services Agreement and Other Spin-off Related Activity

On November 30, 2016, INSW entered into a separation and distribution agreement (the “Separation and Distribution Agreement”) with OSG, which among other things, (i) governed the transfer of assets and liabilities between both entities, (ii) terminated all intercompany arrangements between INSW and OSG except for specified agreements and arrangements, (iii) contained terms and conditions that generally require INSW and OSG to use commercially reasonable efforts to consummate the transactions contemplated by the Separation and Distribution Agreement and the ancillary agreements, (iv) released certain claims between the parties and their affiliates, successors and assigns, (v) contained mutual indemnification provisions and (vi) allocated expenses of the spin-off between the parties. Following the true up of final separation costs between INSW and OSG, income of $64 was recognized during the year ended December 31, 2017, in conjunction with the Separation and Distribution Agreement.

During the year ended December 31, 2016, spin-off related expenses incurred by INSW pursuant to the Separation and Distribution Agreement aggregated $9,043. Approximately $3,337 of these costs represented INSW’s allocated share of severance costs for certain individuals that departed OSG in conjunction with the spin-off of INSW.

INSW and OSG also entered into a transition services agreement (the “TSA” or “Transition Services Agreement”) pursuant to which both parties agreed to provide each other with specified services for a limited time to help ensure an orderly transition following the Distribution. The Transition Services Agreement specifies the calculation of the costs for these services. Pursuant to the terms of the agreement, OSG provided certain administrative services, including administrative support services related to benefit plans, human resources and legal services, for a transitional period after the spin-off. Similarly, INSW agreed to provide certain limited transition services to OSG, including services relating to accounting activities and information and data provision services. The Transition Services Agreement terminated on June 30, 2017.

During the years ended December 31, 2017 and 2016, INSW earned fees totaling $63 and $27, respectively for services provided to OSG pursuant to the terms of the Transition Services Agreement. During the years ended December 31, 2017 and 2016, INSW also incurred fees totaling $731 and $31, respectively, for services received from OSG, including INSW’s share of the compensation costs of former OSG corporate employees providing services to one or both companies during the defined transitional period, which ended on June 30, 2017.

INSW and OSG also entered into an employee matters agreement (the “Employee Matters Agreement”), which addressed the allocation and treatment of assets and liabilities relating to employees and compensation and benefit plans and programs in which INSW employees participated, including equity incentive plans. The Employee Matters Agreement also governs the transfer of employees between OSG and INSW in connection with the Distribution, and set forth certain obligations for reimbursements and indemnities between OSG and INSW.

Corporate Overhead Allocations from OSG

During the periods presented, the Company benefited from certain corporate functions provided by OSG. In addition, certain entities within INSW incurred similar costs in respect of corporate functions that provided services to non-INSW subsidiaries of OSG. An allocation of these corporate expenses, including legal costs related to certain litigation undertaken by OSG, has been reflected in the consolidated financial statements in general and administrative expenses, depreciation and amortization and reorganization items, net. Income earned directly by OSG is not subject to allocation because it is not directly related to the INSW business. Reorganization items, net for the year ended December 31, 2016, includes a credit for the recovery of costs allocated to INSW in prior years related to certain litigation undertaken by OSG that was settled by OSG in February 2016.

Guarantees

The FSO Joint Venture is a party to a number of contracts: (a) the FSO Joint Venture is an obligor pursuant to a guarantee facility agreement dated as of July 14, 2017, by and among the FSO Joint Venture, ING Belgium NV/SA, as issuing bank, and Euronav and INSW, as guarantors (the ‘‘Guarantee Facility’’); and (b) the FSO Joint Venture is party to two service contracts with NOC (the ‘‘NOC Service Contracts’’).

INSW severally guarantees the obligations of the FSO Joint Venture pursuant to the Guarantee Facility and severally guaranteed the obligations of the FSO Joint Venture to Maersk Oil Qatar AS (“MOQ”) under the MOQ service contracts, which contracts were novated to NOC in July 2017 (the ‘‘MOQ Guarantee’’) and severally guarantees the obligations of the FSO Joint Venture under the NOC Service Contracts. INSW continues the MOQ Guarantee for the period ended on the novation date of the service contracts for MOQ, which guarantee will end when the Qatari authorities determine that the FSO Joint Venture has paid all Qatari taxes owed by the FSO Joint Venture under such service contracts for tax periods through the novation date.

INSW maintains a guarantee in favor of Qatar Liquefied Gas Company Limited (2) (‘‘LNG Charterer’’) relating to certain LNG Tanker Time Charter Party Agreements with the LNG Charterer and each of Overseas LNG H1 Corporation, Overseas LNG H2 Corporation, Overseas LNG S1 Corporation and Overseas LNG S2 Corporation (such agreements, the ‘‘LNG Charter Party Agreements,’’ and such guarantee, the ‘‘LNG Performance Guarantee’’). INSW will pay QGTC an annual fee of $100 until such time that QGTC ceases to provide a guarantee in favor of the LNG charterer relating to performance under the LNG Charter Party Agreements.

OSG continues to provide a guarantee in favor of the LNG Charterer relating to the LNG Charter Party Agreements (such guarantees, the ‘‘OSG LNG Performance Guarantee’’). INSW will indemnify OSG for liabilities arising from the OSG LNG Performance Guarantee pursuant to the terms of the Separation and Distribution Agreement. In connection with the OSG LNG Performance Guarantee, INSW pays a $125 fee per year to OSG, which will increase to $135 per year in 2018 and will be terminated if OSG ceases to provide the OSG LNG Performance Guarantee.

Capital Contributions from OSG and Dividends Paid to OSG

For the year ended December 31, 2016, the Company recorded capital contributions from OSG of $3,797 comprised of allocated reorganization items, net of $131, non-cash expense relating to stock compensation benefits of $2,520 and certain allocated general and administrative costs of $1,146. For the year ended December 31, 2015, the Company recorded capital contributions from OSG of $9,424, comprised of allocated reorganizations items, net of $5,659, non-cash expense relating to stock compensation benefits of $2,811, certain allocated general and administrative expenses of $954. For additional information relating to stock compensation benefits see Note 13, “Capital Stock and Stock Compensation.”

During the years ended December 31, 2016 and 2015, INSW made dividend distributions to OSG totaling $202,000 (or $6.93 per share) and $200,000 (or $6.86 per share), respectively.

Parent Company [Member]
RELATED PARTIES

NOTE C—RELATED PARTY TRANSACTIONS:

The financial statements of the Parent included related party transactions as presented in the tables below:

	For the year ended December 31,
	2017	2016	2015
Equity in income/(loss) of affiliated companies
ISOC (1)	$(89,851)	$43,325	$252,236
Other Subsidiaries	(327)	(977)	(8,529)
LNG Joint Venture	14,388	11,265	11,188
TI LLC Joint Venture (2)	-	(27)	114
	$(75,790)	$53,586	$255,009

(1)

ISOC was formed on August 19, 2016. On November 30, 2016, pursuant to the Contribution Agreement entered into between the Parent and ISOC, the Parent contributed its ownership interests in all of its vessel owning subsidiaries and certain of its non-vessel owning subsidiaries to ISOC. The above presentation includes the entities that were contributed to ISOC.

(2)

In November 2016, pursuant to the Contribution Agreement, the ownership interest in Tankers International L.L.C. ("TI LLC Joint Venture"), a joint venture in which the Parent owned a less than 50% interest, was transferred from The Parent to ISOC.

	For the year ended December 31,
	2017	2016	2015
General and administrative expenses reimbursed to OSG Ship Management (UK) Ltd.	$-	$(1,691)	$(3,293)
Interest income on intercompany loan with OSG Ship Management Manila Inc.	131	74	176
Total included in other income/(expense)	$131	$(1,617)	$(3,117)

The Parent reimbursed its wholly owned subsidiary, OSG Ship Management (UK) Ltd., for general and administrative costs incurred. In November 2016, pursuant to the Contribution Agreement,  the ownership interest in OSG Ship Management (UK) Ltd. was transferred from The Parent to ISOC.

The Parent has a loan receivable from OSG Ship Management Manila Inc., which was entered into to finance the purchase of an office building in Manila. This loan bears interest at 4% per annum and is repayable on demand. Included in intercompany receivables of the condensed balance sheets are the outstanding principal balance of $1,764 as of December 31, 2017 and 2016 and accrued interest balances of $91 and $3 as of December 31, 2017 and 2016, respectively. Interest income for the years ended December 31, 2017, 2016 and 2015, amounted to $131,  $74 and $176, respectively.

As of December 31,	2017	2016
Amounts due from related companies:
ISOC	$-	$72,972
OSG Ship Management Manila Inc.	1,271	782
Reliance Shipping B.V. (1)	-	73
Spirit Shipping B.V. (1)	-	114
Shirley Tanker SRL (1)	-	163

Intercompany loans receivable and accrued interest:
OSG Ship Management Manila Inc.	1,855	1,767
Intercompany receivables	$3,126	$75,871

(1)	These companies have been dissolved.

As of December 31,	2017	2016
Amounts due to related companies:
OIN Delaware LLC	$100	$100
OSG-NNA Ship Management Services Inc.	43	55
Intercompany payables	$143	$155

In accordance with the terms of the 2017 Debt Facilities, ISOC is permitted to pay cash dividends to the Parent at the times and in the amounts necessary for the Parent to pay its operating expenses and other similar corporate overhead costs and expenses incurred in the ordinary course of its business. ISOC made cash distributions totaling $487,260 to the parent including earnings distributions of $322,092 and $165,168 return of capital, for the year ended December 31, 2017 to cover such costs and to fund the repayment of the INSW facilities. The earnings distributions and return of capital distributions received by the Parent are reflected in the condensed statement of cash flows as cash flows from operating activities and investing activities, respectively.

During 2016 and 2015, the Company paid earnings distributions to OSG of $202,000 and $200,000, respectively. The earnings distributions are reflected in the condensed statement of cash flows as cash flows used in financing activities.